Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2015
Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries [Abstract]
Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries
Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries
We conduct substantially all of our business through our U.S. and foreign subsidiaries. As of December 31, 2015, SGI's obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes were fully and unconditionally and jointly and severally guaranteed by SGC and the Guarantor Subsidiaries other than SGI. Our 2018 Notes, which were issued by SGC, were fully and unconditionally and jointly and severally guaranteed by the Guarantor Subsidiaries. The guarantees of our 2018 Notes, 2020 Notes, 2021 Notes, Secured Notes and Unsecured Notes will terminate under the following customary circumstances: (1) the sale or disposition of the capital stock of the guarantor (including by consolidation or merger of the guarantor into another person); (2) the liquidation or dissolution of the guarantor; (3) the defeasance or satisfaction and discharge of the notes; (4) the release of the guarantor from any guarantees of indebtedness of SGC and SGI (or, in the case of the 2018 Notes, the release of the guarantor from any guarantees of indebtedness of SGC); and (5) in the case of the 2020 Notes, the 2021 Notes and the Secured Notes and the Unsecured Notes, the proper designation of the guarantor as an unrestricted subsidiary pursuant to the indenture governing the respective Notes.

During the third quarter of 2016, we designated certain of our 100% owned direct and indirect subsidiaries that hold substantially all of the assets of, and operate, our social gaming business, as “Unrestricted Subsidiaries” under our credit agreement and each of the indentures governing the 2018 Notes, 2020 Notes, 2021 Notes, Secured Notes and Unsecured Notes. As a result of these designations, our 100%-owned social gaming subsidiaries are no longer guarantors under our credit agreement and indentures. Therefore, the historical condensed consolidating financial information presented has been reclassified to show the nature of assets held, results of operations and cash flows assuming the "Unrestricted Subsidiary" designations were in effect at the beginning of all periods presented. The reclassified condensed consolidating financial information of the affected subsidiaries also excludes previously allocated interest to reflect their present status as non-guarantors. Accordingly, for all periods presented, we no longer present an allocation of interest to any entities, including the Unrestricted Subsidiaries, other than the legal entity issuer of the associated debt.

Presented below is condensed consolidating financial information for (1) SGC, (2) SGI, (3) the Guarantor Subsidiaries and (4) the Non-Guarantor Subsidiaries as of December 31, 2015 and December 31, 2014 and for the years ended December 31, 2015, 2014 and 2013. The condensed consolidating financial information has been presented to show the nature of assets held, results of operations and cash flows of SGC, SGI, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries assuming the current guarantee structures of our credit agreement, the 2018 Notes, the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes were in effect at the beginning of the periods presented.

The condensed consolidating financial information reflects the investments of SGC in SGI and in the Guarantor Subsidiaries and Non-Guarantor Subsidiaries using the equity method of accounting. They also reflect the investments of the Guarantor Subsidiaries in the Non-Guarantor Subsidiaries. Net changes in intercompany due from/due to accounts are reported in the accompanying Supplemental Condensed Consolidating Statements of Cash Flows as investing activities if the applicable entities have a net investment (asset) in intercompany accounts and as a financing activity if the applicable entities have a net intercompany borrowing (liability) balance.

Subsequent to the filing of the Annual Report for the year ended December 31, 2014 on Form 10-K, the Company identified certain corrections necessary for the disclosure of condensed consolidating financial information. The below presentation of the condensed consolidating financial information reflects the following items which are corrections from the prior-year presentation: (1) the Guarantor Subsidiaries inclusion of their investment in the Non-Guarantor Subsidiaries in the accompanying Supplemental Condensed Consolidating Balance Sheet; (2) the pushdown of goodwill created in the Bally acquisition from the Guarantor Subsidiaries to the Non-Guarantor Subsidiaries in the accompanying Supplemental Condensed Consolidating Balance Sheet; (3) the recognition by the Guarantor Subsidiaries of equity in losses of Non-Guarantor Subsidiaries in the accompanying Supplemental Condensed Consolidating Statement of Operations and Comprehensive Loss; (4) the inclusion in the Eliminating Entries in the accompanying Supplemental Condensed Consolidating Financial Statements of all intercompany transactions between the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries; and (5) the inclusion in the Eliminating Entries in the accompanying Supplemental Condensed Consolidating Financial Statements of all intercompany transactions between Parent Company and SGI.

The impact of these corrections prior to the reclassification of this condensed consolidating financial information to reflect the social gaming business subsidiaries as “Unrestricted Subsidiaries” as discussed above, increased the Guarantor Subsidiaries’ total assets and stockholders’ equity each by $546.0 million, as well as increased the Non-Guarantor Subsidiaries’ total assets and stockholders’ equity each by $466.3 million all as compared to amounts previously disclosed as of December 31, 2014. The corrections also decreased the net loss of the Guarantor Subsidiaries by $1.8 million and decreased the net income of the Non-Guarantor Subsidiaries by $20.7 million for the year ended December 31, 2014. The corrections had no impact on the Supplemental Condensed Consolidating Statement of Operations and Comprehensive Loss for the year ended December 31, 2013 or the Supplemental Condensed Consolidating Statement of Cash Flows for the years ended December 31, 2014 and 2013. The offsetting impact of these adjustments is reflected in the eliminating entries column as these corrections had no impact on our total consolidated results of operations, cash flows or financial position for the prior periods presented. We believe the effects of the corrections are immaterial to our prior year condensed consolidating financial statements.

As described in Note 1 (Description of the Business and Summary of Significant Accounting Policies), we adopted ASU 2015-03, ASU 2015-15, and ASU 2015-17 during the fourth quarter of 2015. As a result of adopting this guidance, the financial information of the Supplemental Condensed Consolidating Balance Sheet as of December 31, 2014 herein has been recast to include the reclassification of $203.1 million previously capitalized unamortized deferred financing costs from Other assets to Long-term term debt, excluding current portion and the reclassification of $72.8 million of current deferred tax assets and $4.5 million of current deferred tax liabilities to Other assets and Other non-current liabilities. The reclassification of $72.8 million described above included $1.8 million reclassified as non-current deferred tax assets (included in Other assets line in our Consolidated Balance Sheets) and $71.0 million reclassified net within non-current deferred tax liabilities as of December 31, 2014.
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2015

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Cash and cash equivalents	$43.2	$—	$0.5	$85.0	$—	$128.7
Restricted cash	—	—	20.0	0.2	—	20.2
Accounts receivable, net	—	94.6	223.0	169.5	—	487.1
Notes receivable, net	—	—	114.2	53.5	—	167.7
Inventories	—	36.9	104.2	119.6	(12.2)	248.5
Prepaid expenses, deposits and other current assets	26.8	7.0	51.0	38.5	—	123.3
Property and equipment, net	8.2	106.4	501.1	189.8	(11.5)	794.0
Investment in subsidiaries	3,319.6	838.1	819.0	—	(4,976.7)	—
Goodwill	—	186.0	1,934.0	893.7	—	3,013.7
Intangible assets, net	138.3	39.8	1,505.0	236.9	—	1,920.0
Intercompany balances	—	5,857.1	—	—	(5,857.1)	—
Software, net	35.6	32.7	358.0	59.6	—	485.9
Other assets	232.5	123.4	51.8	241.7	(306.3)	343.1
Total assets	$3,804.2	$7,322.0	$5,681.8	$2,088.0	$(11,163.8)	$7,732.2
Liabilities and stockholders’ (deficit) equity
Current portion of long-term debt	$—	$43.0	$—	$7.3	$—	$50.3
Other current liabilities	63.7	150.5	238.8	150.6	—	603.6
Long-term debt, excluding current portion	248.0	7,890.3	—	18.4	—	8,156.7
Other long-term liabilities	119.1	14.5	502.1	87.7	(306.3)	417.1
Intercompany balances	4,868.9	—	966.8	21.4	(5,857.1)	—
Stockholders’ (deficit) equity	(1,495.5)	(776.3)	3,974.1	1,802.6	(5,000.4)	(1,495.5)
Total liabilities and stockholders’ (deficit) equity	$3,804.2	$7,322.0	$5,681.8	$2,088.0	$(11,163.8)	$7,732.2

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2014

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Cash and cash equivalents	$37.9	$0.1	$27.3	$106.5	$—	$171.8
Restricted cash	—	—	27.1	0.1	—	27.2
Accounts receivable, net	—	61.8	201.7	204.9	—	468.4
Notes receivable, net	—	—	136.6	52.1	—	188.7
Inventories	—	35.2	133.8	124.4	(27.8)	265.6
Prepaid expenses, deposits and other current assets	56.4	3.4	79.9	43.8	—	183.5
Property and equipment, net	0.5	119.5	658.9	243.2	(9.3)	1,012.8
Investment in subsidiaries	4,749.0	953.4	1,105.5	—	(6,807.9)	—
Goodwill	—	253.6	2,725.0	1,129.7	—	4,108.3
Intangible assets, net	162.0	42.2	1,754.8	292.6	—	2,251.6
Intercompany balances	—	6,441.2	—	—	(6,441.2)	—
Software, net	15.6	32.9	467.3	76.9	—	592.7
Other assets	8.3	55.2	78.6	296.4	12.0	450.5
Total assets	$5,029.7	$7,998.5	$7,396.5	$2,570.6	$(13,274.2)	$9,721.1
Liabilities and stockholders’ (deficit) equity
Current portion of long-term debt	$—	$43.0	$—	$7.6	$—	$50.6
Other current liabilities	68.2	118.0	230.4	188.6	—	605.2
Long-term debt, excluding current portion	247.2	7,987.4	—	27.7	—	8,262.3
Other long-term liabilities	136.2	59.1	543.0	48.8	12.0	799.1
Intercompany balances	4,574.2	—	1,547.8	319.2	(6,441.2)	—
Stockholders’ (deficit) equity	3.9	(209.0)	5,075.3	1,978.7	(6,845.0)	3.9
Total liabilities and stockholders’ (deficit) equity	$5,029.7	$7,998.5	$7,396.5	$2,570.6	$(13,274.2)	$9,721.1

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF
OPERATIONS AND COMPREHENSIVE LOSS
Year Ended December 31, 2015

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$446.9	$1,540.5	$1,110.0	$(338.6)	$2,758.8
Cost of instant games, cost of services and cost of product sales (3)	—	322.1	522.7	597.9	(338.6)	1,104.1
Selling, general and administrative	62.0	67.6	244.0	194.1	—	567.7
Research and development	—	5.5	139.3	39.1	—	183.9
Employee termination and restructuring	6.1	1.3	11.2	3.3	—	21.9
Depreciation and amortization	33.7	40.4	681.4	147.7	—	903.2
Goodwill impairments	—	67.6	802.9	132.1	—	1,002.6
Operating loss	(101.8)	(57.6)	(861.0)	(4.2)	—	(1,024.6)
Interest expense	(21.0)	(643.2)	—	(0.7)	—	(664.9)
Other (expense) income, net	(21.0)	204.9	(167.3)	(21.3)	—	(4.7)
Net loss before equity in (loss) income of subsidiaries and income taxes	(143.8)	(495.9)	(1,028.3)	(26.2)	—	(1,694.2)
Equity in (loss) income of subsidiaries	(1,288.3)	6.5	(137.2)	—	1,419.0	—
Income tax benefit (expense)	37.8	16.6	290.0	(44.5)	—	299.9
Net loss	$(1,394.3)	$(472.8)	$(875.5)	$(70.7)	$1,419.0	$(1,394.3)

Other comprehensive loss	(127.8)	(11.0)	(4.4)	(131.0)	146.4	(127.8)
Comprehensive loss	$(1,522.1)	$(483.8)	$(879.9)	$(201.7)	$1,565.4	$(1,522.1)

_______________________________________________________________________________

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.
3 - Exclusive of D&A.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF
OPERATIONS AND COMPREHENSIVE LOSS
Year Ended December 31, 2014

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$432.0	$850.0	$764.3	$(259.9)	$1,786.4
Cost of instant games, cost of services and cost of product sales (3)	—	325.5	358.6	425.1	(259.8)	849.4
Selling, general and administrative	86.7	67.0	200.8	153.2	—	507.7
Research and development	—	4.0	88.6	24.4	—	117.0
Employee termination and restructuring	3.5	1.8	17.5	7.9	—	30.7
Depreciation and amortization	7.9	46.9	294.9	104.6	—	454.3
Operating (loss) income	(98.1)	(13.2)	(110.4)	49.1	(0.1)	(172.7)
Interest expense	(21.1)	(285.3)	—	(0.8)	—	(307.2)
Other (expense) income, net	(57.9)	4.3	(14.2)	52.8	—	(15.0)
Net (loss) income before equity in (loss) income of subsidiaries and income taxes	(177.1)	(294.2)	(124.6)	101.1	(0.1)	(494.9)
Equity in (loss) income of subsidiaries	(312.0)	55.9	9.2	—	246.9	—
Income tax benefit (expense)	254.8	(0.3)	19.7	(13.6)	—	260.6
Net (loss) income	$(234.3)	$(238.6)	$(95.7)	$87.5	$246.8	$(234.3)

Other comprehensive (loss) income	(112.7)	(7.5)	6.5	(111.2)	112.2	(112.7)
Comprehensive loss	$(347.0)	$(246.1)	$(89.2)	$(23.7)	$359.0	$(347.0)

_______________________________________________________________________________

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.
3 - Exclusive of D&A.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF
OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Year Ended December 31, 2013

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$413.1	$142.3	$539.4	$(3.9)	$1,090.9
Cost of instant games, cost of services and cost of product sales (3)	—	129.1	175.2	295.9	(8.5)	591.7
Selling, general and administrative	77.2	52.7	45.4	92.7	(1.6)	266.4
Research and development	—	4.6	16.6	4.8	—	26.0
Employee termination and restructuring	8.9	2.8	3.5	7.5	—	22.7
Depreciation and amortization	1.2	46.1	59.9	95.2	—	202.4
Operating (loss) income	(87.3)	177.8	(158.3)	43.3	6.2	(18.3)
Interest expense	(21.1)	(97.6)	—	(0.8)	—	(119.5)
Other income (expense), net	16.3	(190.5)	180.9	(6.0)	(6.2)	(5.5)
Net (loss) income before equity in (loss) income of subsidiaries and income taxes	(92.1)	(110.3)	22.6	36.5	—	(143.3)
Equity in (loss) income of subsidiaries	(62.0)	29.4	7.1	—	25.5	—
Income tax benefit (expense)	128.5	(0.3)	—	(10.5)	—	117.7
Net (loss) income from continuing operations	(25.6)	(81.2)	29.7	26.0	25.5	(25.6)

Net loss from discontinued operations	(4.6)	—	—	(4.6)	4.6	(4.6)

Net (loss) income	$(30.2)	$(81.2)	$29.7	$21.4	$30.1	$(30.2)

Other comprehensive income (loss)	21.3	(1.8)	—	1.1	0.7	21.3
Comprehensive (loss) income	$(8.9)	$(83.0)	$29.7	$22.5	$30.8	$(8.9)

_______________________________________________________________________________

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.
3 - Exclusive of D&A.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2015

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by (used in) operating activities	$(112.2)	$(350.3)	$603.2	$273.5	$—	$414.2
Cash flows from investing activities:
Capital expenditures	(36.6)	(24.0)	(225.8)	(37.2)	—	(323.6)
Additions to equity method investments	—	(2.7)	—	—	—	(2.7)
Distributions of capital on equity investments	—	1.0	—	37.7	—	38.7
Restricted cash	—	—	6.5	(0.6)	—	5.9
Proceeds from asset sales	—	—	6.9	(0.2)	—	6.7
Changes in other assets and liabilities and other	—	(0.2)	5.9	5.5	—	11.2
Other, principally change in intercompany investing activities	—	509.6	—	—	(509.6)	—
Net cash (used in) provided by investing activities	(36.6)	483.7	(206.5)	5.2	(509.6)	(263.8)
Cash flows from financing activities:
Net payments of long-term debt	—	(133.0)	—	(8.3)	—	(141.3)
Net (redemptions) issuances of common stock under stock-based compensation plans	(0.8)	—	(35.6)	23.7	11.8	(0.9)
Contingent earnout payments	—	—	(0.5)	—	—	(0.5)
Payments on license obligations	(26.0)	—	(14.5)	—	—	(40.5)
Other, principally change in intercompany financing activities	180.9	—	(376.0)	(302.7)	497.8	—
Net cash (used in) provided by financing activities	154.1	(133.0)	(426.6)	(287.3)	509.6	(183.2)
Effect of exchange rate changes on cash and cash equivalents	—	(0.5)	3.1	(12.9)	—	(10.3)
Increase (decrease) in cash and cash equivalents	5.3	(0.1)	(26.8)	(21.5)	—	(43.1)
Cash and cash equivalents, beginning of period	37.9	0.1	27.3	106.5	—	171.8
Cash and cash equivalents, end of year	$43.2	$—	$0.5	$85.0	$—	$128.7

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2014

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by (used in) operating activities	$92.2	$(103.3)	$129.6	$85.0	$—	$203.5
Cash flows from investing activities:
Capital expenditures	(12.9)	(30.1)	(156.2)	(39.1)	—	(238.3)
Additions to equity method investments	—	(7.6)	—	(40.6)	—	(48.2)
Distributions of capital on equity investments	—	1.6	—	47.2	—	48.8
Proceeds on sale of equity interest	—	—	—	44.9	—	44.9
Restricted cash	—	—	(0.4)	—	—	(0.4)
Business acquisitions, net of cash acquired	—	—	(3,140.6)	—	—	(3,140.6)
Changes in other assets and liabilities and other	(3,210.2)	29.3	4.3	49.3	3,128.2	0.9
Other, principally change in intercompany investing activities	—	(5,016.5)	296.3	—	4,720.2	—
Net cash (used in) provided by investing activities	(3,223.1)	(5,023.3)	(2,996.6)	61.7	7,848.4	(3,332.9)
Cash flows from financing activities:
Net proceeds (payments) of long-term debt	—	5,289.2	(1,882.9)	(11.1)	—	3,395.2
Excess tax effect from stock-based compensation plans	—	—	—	0.3	—	0.3
Payments of deferred financing fees	—	(163.1)	—	—	—	(163.1)
Net (redemptions) issuances of common stock under stock-based compensation plans	(18.7)	—	3,196.3	(68.1)	(3,128.2)	(18.7)
Common stock repurchases	(29.5)	—	—	—	—	(29.5)
Contingent earnout payments	—	—	(3.0)	(10.2)	—	(13.2)
Payments on license obligations	—	—	(13.6)	—	—	(13.6)
Other, principally change in intercompany financing activities	3,159.7	—	1,571.1	(10.6)	(4,720.2)	—
Net cash provided by (used in) financing activities	3,111.5	5,126.1	2,867.9	(99.7)	(7,848.4)	3,157.4
Effect of exchange rate changes on cash and cash equivalents	—	0.6	0.4	(10.9)	—	(9.9)
(Decrease) increase in cash and cash equivalents	(19.4)	0.1	1.3	36.1	—	18.1
Cash and cash equivalents, beginning of period	57.3	—	26.0	70.4	—	153.7
Cash and cash equivalents, end of year	$37.9	$0.1	$27.3	$106.5	$—	$171.8

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2013

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by (used in) operating activities	$60.6	$(43.7)	$14.8	$139.5	$—	$171.2
Cash flows from investing activities:
Capital expenditures	(6.9)	(30.3)	(49.4)	(79.2)	—	(165.8)
Investments in subsidiaries	(1,485.9)	35.9	—	28.5	1,421.5	—
Additions to equity method investments	—	(43.3)	—	(42.8)	—	(86.1)
Distribution of capital on equity investments	—	3.0	—	17.7	—	20.7
Restricted cash	—	—	(0.7)	30.8	—	30.1
Proceeds from sale of equity interest	10.0	—	—	—	—	10.0
Business acquisitions, net of cash acquired	—	—	(1,468.6)	(4.3)	—	(1,472.9)
Changes in other assets and liabilities and other	—	—	(0.3)	(0.4)	—	(0.7)
Other, principally change in intercompany investing activities	79.7	(1,429.7)	166.5	—	1,183.5	—
Net cash used in investing activities	(1,403.1)	(1,464.4)	(1,352.5)	(49.7)	2,605.0	(1,664.7)
Cash flows from financing activities:
Net proceeds (payments) of long-term debt	—	1,728.7	(100.0)	(5.4)	—	1,623.3
Excess tax effect from stock-based compensation plans	—	—	—	0.9	—	0.9
Payments of deferred financing fees	—	(82.6)	—	—	—	(82.6)
Net redemptions of common stock under stock-based compensation plans	(2.1)	—	1,451.7	(30.2)	(1,421.5)	(2.1)
Common stock repurchases	(0.8)	—	—	—	—	(0.8)
Other, principally change in intercompany financing activities	1,375.6	(138.7)	9.6	(63.0)	(1,183.5)	—
Net cash provided by (used in) financing activities	1,372.7	1,507.4	1,361.3	(97.7)	(2,605.0)	1,538.7
Effect of exchange rate changes on cash and cash equivalents	—	0.3	—	(0.8)	—	(0.5)
Increase (decrease) in cash and cash equivalents	30.2	(0.4)	23.6	(8.7)	—	44.7
Cash and cash equivalents, beginning of period	27.1	0.4	2.4	79.1	—	109.0
Cash and cash equivalents, end of year	$57.3	$—	$26.0	$70.4	$—	$153.7

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.